Trade and other receivables, net - Schedule of receivables, net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	$ 938	$ 1,040
Related party receivables (refer to note 21)	8	13
Other receivables	47	68
Total current trade and other receivables, net	993	1,121
Other receivables	16	20
Total non-current receivables	415	348
Cost
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	943	1,046
Accumulated impairment losses
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	(5)	(6)
Balances and transactions with Rank Group Limited
Trade Receivables [Line Items]
Related party receivables (refer to note 21)	339	328
Income tax receivable	$ 60	$ 0